FINANCIAL RISK MANAGEMENT OBJECTIVES (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Disclosure of maturity analysis for non-derivative financial liabilities
The table below analyses the Company’s financial liabilities into relevant maturity groupings based on the remaining period at the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash ﬂows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

	Within 1 year	Years 2 and 3	Years 4 and 5	After 5 years
As at December 31, 2025
Borrowings	$—	$107,279
Trade and other payables	373,193	—	—	—
Lease liabilities	3,516	12,242	1,756	605
Deferred and contingent consideration	30,497	36,535	24,890	—
As at December 31, 2024
Borrowings	$—	$—	$107,279
Trade and other payables	250,302	—	—	—
Lease liabilities	2,937	14,038	1,172	548
Deferred and contingent consideration	7,415	37,187	46,376	—

Disclosure of credit risk exposure	The Company’s maximum exposure to credit risk is as follows:

	As at December 31, 2025	As at December 31, 2024
Cash and bank balances	$479,777	$224,994
Restricted cash	17,109	6,494
Derivative financial assets	26,703	—
Trade receivables, prepayments, and other receivables	117,093	59,433
	$640,682	$290,921

Disclosure of nature and extent of risks arising from financial instruments	The carrying amounts of the Company’s monetary assets and liabilities denominated in foreign currencies other than in $ are as follows:

	Liabilities	Assets
As at December 31, 2025
West African Franc (XOF)	632,116	728,685
Ethiopian Birr (ETB)	4,202	2,479
Australian Dollar (AUD)	8,231	6,579
British Pound (GBP)	2,949	1,107
Euro (EUR)	1,271	106
Canadian Dollar (CAD)	2,932	1,055
Others	7,405	682

As at December 31, 2024
West African Franc (XOF)	126,896	89,685
Ethiopian Birr (ETB)	14,127	3,315
Australian Dollar (AUD)	6,611	790
British Pound (GBP)	3,492	944
Euro (EUR)	507	108
Canadian Dollar (CAD)	9,823	56,279
Others	4,033	1,843

The following table details the Entity’s sensitivity to a 10% increase or decrease in the functional currency against the relevant foreign currencies. 10% is the sensitivity rate used for reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonable possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 10% change in foreign currency rates. A positive or negative number below indicates an increase or decrease in earnings or loss where the functional currency weakens 10% against the relevant currency. For a 10% strengthening of the functional currency against the relevant currency, there would be an equal and opposite impact on the earnings or loss, and the balances below would be negative.

	December 31, 2025	December 31, 2024
	Earnings or loss	Earnings or loss
All foreign currencies combined	$(8,159)	$(1,253)